Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 14, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY GOVERNMENT INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000773674
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2020
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
American Century Government Income Trust
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000773674_SupplementTextBlock

American Century Government Income Trust Summary Prospectus and Prospectus Supplement Inflation-Adjusted Bond Fund
Supplement dated May 15, 2020 ■ Summary Prospectus and Prospectus dated August 1, 2019

The following replaces the Average Annual Total Returns table on page 5 of the summary prospectus and the prospectus:

Average Annual Total Returns For the calendar year ended December 31, 2018	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-2.51%	1.12%	3.05%	—	02/10/1997
Return After Taxes on Distributions	-3.66%	0.28%	2.11%	—	02/10/1997
Return After Taxes on Distributions and Sale of Fund Shares	-1.48%	0.50%	2.05%	—	02/10/1997
I Class[1] Return Before Taxes	-2.33%	1.21%	3.16%	—	04/10/2017
Y Class[1] Return Before Taxes	-2.23%	1.32%	3.26%	—	04/10/2017
A Class[2] Return Before Taxes	-7.08%	-0.05%	2.33%	—	06/15/1998
C Class[3] Return Before Taxes	-3.49%	0.13%	2.03%	—	03/01/2010
R Class[3] Return Before Taxes	-2.99%	0.63%	2.54%	—	03/01/2010
R5 Class Return Before Taxes	-2.23%	1.33%	3.27%	—	10/01/2002
R6 Class Return Before Taxes	-2.27%	—	—	-0.43%	07/28/2017
G Class Return Before Taxes	-1.98%	—	—	-0.18%	07/28/2017
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)	-1.26%	1.69%	3.64%

[1] Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[2] Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3] Historical performance for the C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation-Adjusted Bond Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2018
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.26%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	3.64%
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 10, 1997
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
5 Years	rr_AverageAnnualReturnYear05	0.28%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 10, 1997
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 10, 1997
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | I CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	(2.33%)	[1]
5 Years	rr_AverageAnnualReturnYear05	1.21%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.16%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[1]
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | Y CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Y Class Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	(2.23%)	[1]
5 Years	rr_AverageAnnualReturnYear05	1.32%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.26%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[1]
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | A CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	(7.08%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.05%)	[2]
10 Years	rr_AverageAnnualReturnYear10	2.33%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 1998	[2]
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | C CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	(3.49%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.13%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.03%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010	[3]
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | R CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	(2.99%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.63%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.54%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010	[3]
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | R5 CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	R5 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.23%)
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | R6 CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2017
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | G CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2017

[1]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[2]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for the C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.